Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment
Property and equipment consisted of the following at June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Distribution system	$170,406	$145,357
Asset retirement obligation	2,387	2,015
Construction in progress	38,847	28,493
Equipment	7,722	6,051
Vehicles	4,207	3,943
Furniture and fixtures	1,335	1,267
Software	3,290	1,452
Leasehold improvements	870	691

	229,064	189,269
Less: accumulated depreciation	(79,579)	(60,250)

Property and equipment, net	$149,485	$129,019

Starry, Inc [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment
Property and equipment consisted of the following at December 31, 2021 and 2020:

	December 31,
	2021	2020
Distribution system	$142,202	$91,719
Asset retirement obligation	2,015	1,232
Construction in progress	28,493	12,496
Equipment	6,051	4,814
Vehicles	3,943	2,875
Site acquisition costs	3,155	2,547
Furniture and fixtures	1,267	1,163
Software	1,452	626
Leasehold improvements	691	596

	189,269	118,068
Less: accumulated depreciation	(60,250)	(31,410)

Property and equipment, net	$129,019	$86,658